IMPAIRMENT OF GOODWILL AND OTHER ASSETS Narrative (Details)				3 Months Ended				6 Months Ended
	Mar. 31, 2021 USD ($)	Jan. 24, 2020 USD ($)	Jan. 01, 2020	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment reversals (charges)				$ (2,000,000)		$ (23,000,000)		$ 87,000,000	$ 313,000,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity									238,000,000
Tanzania Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Proportion of ownership interests held by non-controlling interests								16.00%
Non-controlling interests
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity									238,000,000
Lagunas Norte [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment reversals (charges)					$ 86,000,000
Porgera
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Proportion of ownership interest in joint venture								95.00%
Tanzania Mines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment reversals (charges)									$ 332,000,000
Proportion of ownership interests held by non-controlling interests			16.00%				16.00%
Loss (gain) on assignment of shareholder loans							$ 167,000,000
Tanzania Mines [Member] | Minimum [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Net assets value multiple		$ 1.1
Weighted average cost of capital, significant unobservable inputs, assets		5.40%
Tanzania Mines [Member] | Maximum [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Net assets value multiple		$ 1.3
Weighted average cost of capital, significant unobservable inputs, assets		6.20%
Tanzania Mines [Member] | Short-term [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal		1,350
Tanzania Mines [Member] | Long-term [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Estimated Mineral Price For Measurement Of Fair Value Less Costs Of Disposal		1,300
Individual assets or cash-generating units [member] | Lagunas Norte [Member] | At fair value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Consideration paid (received)	$ (63,000,000)
Individual assets or cash-generating units [member] | Porgera
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment reversals (charges)								$ 0
Individual assets or cash-generating units [member] | Bulyanhulu [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment reversals (charges)							649,000,000
Recoverable amount of asset or cash-generating unit							1,237,000,000
Individual assets or cash-generating units [member] | North Mara [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment reversals (charges)							88,000,000
Recoverable amount of asset or cash-generating unit							967,000,000
Individual assets or cash-generating units [member] | Buzwagi [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment reversals (charges)							$ 0